Revenue - Summary of Significant Changes in Unbilled Revenue and Deferred Revenue Balances (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Unbilled revenue
Beginning Balance	$ 554,740			$ 658,931
Acquired in business combination			$ 117,686	2,347,207
Additions	7,470,881		11,478,436	9,595,535
Less: transferred to trade and other receivables	(7,269,579)		(11,557,665)	(11,278,312)
Less: write-offs			(146,489)
Effect of movement in exchange rates			3,841
Less: loss allowance				(5,499)
Ending Balance	756,042	[1]	554,740
Deferred revenue
Beginning Balance	1,771,120		1,138,281	133,678
Additions	10,616,893		6,316,586	5,309,436
Less: recognized in revenue	(9,585,211)		(5,612,896)	(4,878,419)
Less: applied to outstanding trade receivables			(30,586)
Effect of movement in exchange rates	8,606		(40,265)	(17,229)
Ending Balance	$ 2,811,408	[1]	$ 1,771,120	1,138,281
Agnity Global Inc [Member]
Deferred revenue
Acquired in business combination				457,259
mCloud Technologies Services Inc [Member]
Deferred revenue
Acquired in business combination				$ 133,556

[1]	1 Unbilled revenue is included in trade and other receivables (Note 6) and relates to the Company’s right to consideration for work completed but not billed at the reporting date. Unbilled revenue is transferred to trade and other receivables when services are billed to customers.